Directors' emoluments and staff costs	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Directors' emoluments and staff costs
Directors' emoluments and staff costs

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
The average number of employees (excluding directors) of the Company during the year:
Research and development	13	7	7
General and administrative	9	7	5
Total	22	14	12

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Aggregate emoluments of directors:
Salaries and other short-term employee benefits	850	830	897
Social security costs	112	94	103
Incremental payment for additional services	26	26	—
Other pension costs	10	10	17
Total directors' emoluments	998	960	1,017
Share-based payment charge	925	1,337	1,037
Directors' emoluments including share-based payment charge	1,923	2,297	2,054

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Aggregate executive officers costs:
Wages and salaries	1,150	857	864
Social security costs	98	83	81
Share-based payment charge	751	769	1,332
Other pension costs	21	19	17
Total executive officers costs	2,020	1,728	2,294

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Aggregate other staff costs:
Wages and salaries	2,788	1,622	1,272
Social security costs	265	150	101
Share-based payment charge	765	795	550
Other pension costs	46	34	21
Total other staff costs	3,864	2,601	1,944

The Company considers key management personnel to comprise directors and executive officers.
The Company operates defined contribution pension schemes for its employees and executive director. The total pension cost during the year ended December 31, 2019 was £77 thousand (2018: £63 thousand and 2017: £55 thousand). There were no prepaid or accrued contributions to the scheme at December 31, 2019 (2018 and 2017: £nil).